UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

AllianceBernstein Global High Income Fund

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)		U.S. $ Value
SOVEREIGNS - 72.9%
Argentina - 3.9%
Argentina Bonos
Series $ V
10.50%, 6/12/12 (a)	ARS	8,741	$2,079,803
Republic of Argentina
Zero Coupon, 12/15/35 (a)(b)	US$	3	334
5.389%, 8/03/12 (a)(c)		16,272	14,470,105
7.82%, 12/31/33 (a)	EUR	11,514	13,804,457
8.28%, 12/31/33 (a)	US$	9,027	8,620,402
Series V
7.00%, 3/28/11 (a)		3,375	3,114,562

			42,089,663

Brazil - 14.6%
Republic of Brazil
7.125%, 1/20/37 (d)		47,055	53,525,063
8.25%, 1/20/34 (a)		14,912	18,863,680
8.875%, 10/14/19—4/15/24 (a)		25,821	32,494,692
10.25%, 1/10/28 (a)	BRL	4,079	2,203,347
12.50%, 1/05/16—1/05/22 (a)		82,266	51,255,548

			158,342,330

Bulgaria - 0.4%
Republic of Bulgaria
8.25%, 1/15/15 (a)(e)	US$	3,629	4,245,930

Colombia - 3.1%
Republic of Colombia
7.375%, 9/18/37 (a)		9,099	10,122,638
9.85%, 6/28/27 (a)	COP	4,429,000	2,187,659
10.75%, 1/15/13 (a)	US$	8,433	10,351,507
11.75%, 3/01/10 (a)	COP	2,820,000	1,447,835
12.00%, 10/22/15 (a)		17,937,000	9,891,959

			34,001,598

Costa Rica - 0.7%
Republic of Costa Rica
8.05%, 1/31/13 (a)(e)	US$	2,146	2,333,775
8.11%, 2/01/12 (a)(e)		1,984	2,142,720
Republic of Costa Rica STP
Zero Coupon, 1/10/08 (a)		2,701	2,805,402

			7,281,897

Dominican Republic - 1.4%
Dominican Republic
8.625%, 4/20/27 (a)(e)		4,015	4,657,400
11.871%, 1/07/08 (a)		5,609	5,505,686
Dominican Republic STP
Zero Coupon, 5/12/08 (a)		2,485	2,190,423
Zero Coupon, 7/23/09 (a)		3,150	2,552,855

			14,906,364

Ecuador - 1.0%
Republic of Ecuador
10.00%, 8/15/30 (a)(e)(f)		10,594	10,249,695

El Salvador - 1.1%
Republic of El Salvador
7.625%, 9/21/34 (a)(e)		2,642	3,064,720
7.65%, 6/15/35 (a)(e)		3,469	4,006,695
8.50%, 7/25/11 (a)(e)		4,125	4,535,396

			11,606,811

Hungary - 1.6%
Republic of Hungary
6.50%, 8/12/09 (a)	HUF	2,578,600	14,673,036
Series 10C
6.75%, 4/12/10 (a)		520,000	2,971,511

			17,644,547

Indonesia - 3.4%
Deutsche Bank AG/London
11.00%, 10/22/14 (a)	US$	10,440	9,665,456
Republic of Indonesia
6.625%, 2/17/37 (a)(e)		3,650	3,473,925
6.75%, 3/10/14 (a)(e)		13,135	13,537,550
6.875%, 3/09/17 (a)(e)		1,151	1,194,163
7.25%, 4/20/15 (a)(e)		2,787	2,937,498
7.50%, 1/15/16 (a)(e)		1,780	1,911,720
8.50%, 10/12/35 (a)(e)		3,568	4,181,380

			36,901,692

Jamaica - 0.4%
Government of Jamaica
9.25%, 10/17/25 (a)		663	747,533
10.625%, 6/20/17 (a)		2,988	3,590,082

			4,337,615

Lebanon - 1.2%
Lebanese Republic
7.875%, 5/20/11 (a)(e)		2,805	2,727,863
10.125%, 8/06/08 (a)(e)		8,480	8,586,000
11.625%, 5/11/16 (a)(e)		1,262	1,444,990

			12,758,853

Malaysia - 0.5%
Malaysia
7.50%, 7/15/11 (a)		4,887	5,354,065

Mexico - 4.1%
Mexican Bonos
Series M
9.00%, 12/22/11 (a)	MXN	92,523	8,781,428
Series M 20
10.00%, 12/05/24 (a)		119,084	12,680,320
Series MI10
9.00%, 12/20/12 (a)		103,351	9,855,147
United Mexican States
Series A
8.00%, 9/24/22 (a)	US$	10,913	13,412,077

			44,728,972

Pakistan - 0.2%
Republic of Pakistan
6.875%, 6/01/17 (a)(e)		2,624	2,099,200

Panama - 5.2%
Republic of Panama
6.70%, 1/26/36 (a)		3,139	3,316,354
7.125%, 1/29/26 (a)		5,582	6,140,200
7.25%, 3/15/15 (a)		2,631	2,900,677
8.875%, 9/30/27 (a)		10,586	13,735,335
9.375%, 7/23/12—4/01/29 (a)		23,706	30,541,690

			56,634,256

Peru - 4.7%
Peru Bono Soberano
6.90%, 8/12/37 (a)	PEN	5,091	1,752,097
8.20%, 8/12/26 (a)		57,664	22,811,540
Republic of Peru
7.35%, 7/21/25 (a)	US$	3,665	4,178,100
8.375%, 5/03/16 (a)		2,100	2,462,250
8.75%, 11/21/33 (a)(d)		15,308	20,283,100

			51,487,087

Philippines - 8.8%
Republic of Philippines
7.50%, 9/25/24 (a)		6,491	7,302,375
7.75%, 1/14/31 (a)		8,942	10,350,365
8.25%, 1/15/14 (a)(d)		13,445	15,058,400
8.375%, 2/15/11 (a)		684	738,036
8.875%, 3/17/15 (a)		22,505	26,477,132
9.00%, 2/15/13 (a)		2,829	3,221,524
9.50%, 10/21/24—2/02/30 (a)		4,985	6,609,219
9.875%, 1/15/19 (d)		14,521	19,007,989
10.625%, 3/16/25 (a)		4,406	6,322,610

			95,087,650

Russia - 3.1%
Russian Federation
7.50%, 3/31/30 (a)(e)		29,700	33,783,750

South Africa - 1.7%
Republic of South Africa
5.875%, 5/30/22 (a)		2,850	2,821,500
7.375%, 4/25/12 (a)		5,901	6,387,832
Series R153
13.00%, 8/31/10 (a)	ZAR	60,470	9,581,475

			18,790,807

Turkey - 4.1%
Republic of Turkey
6.875%, 3/17/36 (a)	US$	5,000	4,912,500
Turkey Government Bond
Zero Coupon, 11/26/08 (a)	TRY	29,527	21,908,795
16.00%, 3/07/12 (a)		21,163	17,965,758

			44,787,053

Ukraine - 1.0%
Government of Ukraine
6.385%, 6/26/12 (a)(e)	US$	2,500	2,496,875
6.58%, 11/21/16 (a)(e)		4,363	4,297,555
6.75%, 11/14/17 (a)(e)		1,794	1,749,150
7.65%, 6/11/13 (a)(e)		2,441	2,575,255

			11,118,835

Uruguay - 1.0%
Republic of Uruguay
7.625%, 3/21/36 (a)		1,700	1,857,250
7.875%, 1/15/33 (a)(g)		4,950	5,543,461
8.00%, 11/18/22 (a)		3,354	3,756,006

			11,156,717

Venezuela - 5.7%
Republic of Venezuela
5.75%, 2/26/16 (a)		12,824	10,274,829
6.00%, 12/09/20 (a)		2,156	1,627,780
6.00%, 12/09/20		7,454	5,627,393
7.00%, 12/01/18 (a)(e)		16,282	13,904,828
7.65%, 4/21/25 (a)		12,667	10,830,285
8.50%, 10/08/14 (a)		2,793	2,702,228
9.25%, 9/15/27 (a)		1,494	1,494,000
9.375%, 1/13/34 (a)		10,103	10,052,485
13.625%, 8/15/18 (a)		3,938	5,048,122

			61,561,950

Total Sovereigns (cost $730,975,024)			790,957,337

AllianceBernstein Global High Income Fund

CORPORATES - 32.4%
Australia - 1.1%
HBOs Treasury
Series 2006
8.76%, 4/13/09 (a)(c)	NZD	15,800	12,133,363

Belgium - 0.1%
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)(e)	US$	700	700,000

Bermuda - 0.2%
Intelsat Bermuda Ltd.
11.25%, 6/15/16 (a)		1,600	1,652,000
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 1/15/15 (a)		650	653,250

			2,305,250

Brazil - 1.3%
Banco BMG SA
9.15%, 1/15/16 (a)(e)		3,300	3,359,334
Republic of Brazil
8.75%, 2/04/25 (a)		3,934	4,986,345
Vale Overseas Ltd.
6.875%, 11/21/36 (a)		5,552	5,616,464

			13,962,143

Canada - 0.5%
Bombardier, Inc.
6.30%, 5/01/14 (a)(e)		1,655	1,617,763
8.00%, 11/15/14 (a)(e)		1,050	1,081,500
Nortel Networks Ltd.
10.75%, 7/15/16 (a)(e)		600	630,000
Quebecor Media, Inc.
7.75%, 3/15/16 (a)		1,400	1,344,000
Shaw Communications, Inc.
7.20%, 12/15/11 (a)		200	205,750

			4,879,013

Cayman Islands - 0.1%
Seagate Technology HDD Holding
6.375%, 10/01/11 (a)		1,600	1,578,000

El Salvador - 0.3%
MMG Fiduciary (AES El Salvador)
6.75%, 2/01/16 (a)(e)		3,100	3,073,650

France - 0.1%
CIE Generale De Geophysique
7.50%, 5/15/15 (a)		580	587,250

Hong Kong - 0.8%
Chaoda Modern Agriculture
7.75%, 2/08/10 (a)(e)		3,976	3,936,240
Noble Group Ltd.
6.625%, 3/17/15 (a)(e)		4,731	4,419,927

			8,356,167

Indonesia - 0.1%
Majapahit Holding BV
7.875%, 6/29/37 (a)(e)		699	669,293

Ireland - 0.4%
Elan Finance PLC Elan Finance Corp.
7.75%, 11/15/11 (a)		1,500	1,410,000
GPB Eurobond Finance PLC for Gazprombank
6.50%, 9/23/15 (a)		1,950	1,823,250
Red Arrow Intl Leasing PLC
8.375%, 3/31/12 (a) RUB		21,230	863,018

			4,096,268

Jamaica - 0.3%
Digicel Ltd.
9.25%, 9/01/12 (a)(e)	US$	3,416	3,480,221

Kazakhstan - 0.5%
ALB Finance BV
9.25%, 9/25/13 (a)(e)		2,985	2,288,898
Kazkommerts International BV
8.50%, 4/16/13 (a)(e)		3,000	2,715,000

			5,003,898

Luxembourg - 0.6%
Basell AF SCA
8.375%, 8/15/15 (a)(e)		750	605,625
Mobile Telesystems Finance
9.75%, 1/30/08 (a)(e)		2,740	2,741,370
RS Finance (RSB)
7.50%, 10/07/10 (a)(e)		3,412	3,053,740

			6,400,735

Malaysia - 0.6%
Petronas Capital Ltd.
7.00%, 5/22/12 (a)(e)		6,437	7,008,412

Netherlands - 0.0%
NXP BV / NXP Funding LLC
7.993%, 10/15/13 (a)(c)		250	230,000
9.50%, 10/15/15 (a)		250	229,063

			459,063

Peru - 0.5%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)(e)		2,382	2,703,488
Southern Copper Corp.
7.50%, 7/27/35 (a)		3,000	3,177,330

			5,880,818

Russia - 5.3%
Alfa Bond Issuance PLC
8.625%, 12/09/15 (a)	2,360	2,270,957
Citigroup (JSC Severstal)
9.25%, 4/19/14 (a)(e)	2,256	2,395,872
Evraz Group SA
8.25%, 11/10/15 (a)(e)	3,933	3,875,185
Gallery Capital SA
10.125%, 5/15/13 (a)(e)	2,567	2,408,820
Gaz Capital for Gazprom
6.51%, 3/07/22 (a)(e)	25,276	24,436,837
Gazprom
6.212%, 11/22/16 (a)(e)	814	780,952
6.51%, 3/07/22 (a)(e)	4,690	4,458,783
Gazstream SA
5.625%, 7/22/13 (a)(e)	1,552	1,530,604
Mobile Telesystems Finance
9.75%, 1/30/08 (a)(e)	2,650	2,650,000
RS Finance (RSB)
7.50%, 10/07/10 (a)(e)	1,933	1,710,705
Russia Agriculture Bank Rshb C
6.299%, 5/15/17 (a)(e)	3,254	3,083,165
TNK-BP Finance SA
7.50%, 7/18/16 (a)(e)	5,777	5,593,716
VTB Capital SA
6.609%, 10/31/12 (a)(e)	2,300	2,257,450

		57,453,046

Singapore - 0.1%
Avago Technologies Finance
10.125%, 12/01/13 (a)	200	209,250
Flextronics International Ltd.
6.50%, 5/15/13 (a)	750	727,500

		936,750

South Korea - 0.1%
C&M Finance Ltd.
8.10%, 2/01/16 (a)(e)	1,405	1,390,950

United Kingdom - 0.2%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(e)	530	529,690
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(e)	850	756,500
Inmarsat Finance PLC
7.625%, 6/30/12 (a)	1,000	1,030,000
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (a)(b)	299	308,489

		2,624,679

United States - 19.2%
The AES Corp.
7.75%, 3/01/14 (a)	1,900	1,914,250
AK Steel Corp.
7.75%, 6/15/12 (a)	800	804,000
Albertson's, Inc.
7.45%, 8/01/29 (a)	1,900	1,828,634
Allbritton Communications Co.
7.75%, 12/15/12 (a)	700	693,000
Allegheny Energy Supply
8.25%, 4/15/12 (a)(e)	1,650	1,761,375

Allied Waste North America, Inc.
6.875%, 6/01/17 (a)	1,230	1,199,250
Series B
7.375%, 4/15/14 (a)	1,250	1,246,875
Allison Transmission
11.00%, 11/01/15 (a)(e)	2,585	2,352,350
Alltel Corp.
7.875%, 7/01/32 (a)	1,050	803,250
AMC Entertainment, Inc.
11.00%, 2/01/16 (a)	1,745	1,836,613
American Real Estate Partners LP
7.125%, 2/15/13 (a)(e)	2,185	2,053,900
American Tower Corp.
7.00%, 10/15/17 (a)(e)	685	688,425
7.125%, 10/15/12 (a)	1,350	1,387,125
Amkor Technology, Inc.
9.25%, 6/01/16 (a)	1,995	1,999,988
Aquila, Inc.
14.875%, 7/01/12 (a)	1,100	1,380,500
ARAMARK Corp.
8.50%, 2/01/15 (a)	1,000	1,012,500
Arch Western Finance LLC
6.75%, 7/01/13 (a)	400	388,000
Associated Materials, Inc.
11.25%, 3/01/14 (a)(h)	1,000	640,000
Avis Budget Car Rental
7.75%, 5/15/16 (a)	750	705,000
Berry Plastics Holding Corp.
8.875%, 9/15/14 (a)	700	665,000
10.25%, 3/01/16 (a)	300	262,500
Boyd Gaming Corp.
7.75%, 12/15/12 (a)	450	455,625
Broder Brothers Co.
Series B
11.25%, 10/15/10 (a)	400	308,000
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (a)	250	200,625
CA, Inc.
4.75%, 12/01/09 (a)(e)	500	501,521
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)	900	873,000
Capital One Financial Corp.
6.75%, 9/15/17 (a)	287	275,268
Case Corp.
7.25%, 1/15/16 (a)	1,265	1,265,000
Case New Holland, Inc.
7.125%, 3/01/14 (a)	1,985	1,980,038
CCH I Holdings LLC
11.75%, 5/15/14 (a)	3,250	2,055,625
CDX North America High Yield
Series 8-T1
7.625%, 6/29/12 (a)(e)	10,000	9,687,500
Chesapeake Energy Corp.
6.375%, 6/15/15 (a)	1,800	1,741,500
Citizens Communications Co.
6.25%, 1/15/13 (a)	1,000	968,750
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)	2,855	2,176,181
Community Health Systems, Inc.
8.875%, 7/15/15 (a)	1,115	1,135,906

Complete Production Services, Inc.
8.00%, 12/15/16 (a)	855	827,213
Continental Airlines, Inc.
Series RJO3
7.875%, 7/02/18 (a)	800	762,055
Couche-Tard, Inc.
7.50%, 12/15/13 (a)	700	698,250
Cricket Communications, Inc.
9.375%, 11/01/14 (a)	1,515	1,420,313
Crown Americas
7.625%, 11/15/13 (a)	800	818,000
Crum & Forster Holdings Corp.
7.75%, 5/01/17 (a)	500	490,625
CSC Holdings, Inc.
7.625%, 7/15/18 (a)	2,000	1,837,500
DaVita, Inc.
7.25%, 3/15/15 (a)	700	701,750
Dean Foods Co.
7.00%, 6/01/16 (a)	1,175	1,045,750
DirecTV Holdings LLC
6.375%, 6/15/15 (a)	1,700	1,632,000
Dole Food Company, Inc.
8.875%, 3/15/11 (a)	600	555,000
Domtar Corp.
5.375%, 12/01/13 (a)	1,820	1,642,550
Dynegy Holdings, Inc.
7.75%, 6/01/19 (a)	1,900	1,752,750
8.375%, 5/01/16 (a)	1,460	1,427,150
Echostar DBS Corp.
6.625%, 10/01/14 (a)	1,535	1,527,325
7.125%, 2/01/16 (a)	1,000	1,020,000
Edison Mission Energy
7.00%, 5/15/17 (a)	1,925	1,891,312
7.50%, 6/15/13 (a)	700	717,500
7.75%, 6/15/16 (a)	700	721,000
El Paso Corp.
7.375%, 12/15/12 (a)	1,000	1,023,801
Energy Future Holdings Corp.
10.875%, 11/01/17 (a)(e)	1,975	1,984,875
Enterprise Products Operating LP
8.375%, 8/01/66 (a)(b)	1,545	1,581,834
First Data Corp.
9.875%, 9/24/15 (a)(e)	587	545,910
Ford Motor Co.
7.45%, 7/16/31 (a)	2,250	1,670,625
Ford Motor Credit Co.
7.00%, 10/01/13 (a)	3,700	3,090,939
7.993%, 1/13/12 (a)(c)	500	419,981
FPL Group Capital, Inc.
6.35%, 10/01/66 (a)(b)	1,185	1,120,760

Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17 (a)	1,580	1,694,550
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (a)	500	446,250
10.125%, 12/15/16 (a)	1,500	1,237,500
Gaylord Entertainment Co.
8.00%, 11/15/13 (a)	800	796,000
General Motors Acceptance Corp.
6.75%, 12/01/14 (a)	2,795	2,254,304
8.00%, 11/01/31 (a)	820	687,877
General Motors Corp.
8.375%, 7/15/33 (a)	1,920	1,545,600
Georgia-Pacific Corp.
7.125%, 1/15/17 (a)(e)	800	778,000
Goodman Global Holdings, Inc.
7.875%, 12/15/12 (a)	550	566,500
The Goodyear Tire & Rubber Co.
9.00%, 7/01/15 (a)	1,500	1,590,000
Grant Prideco, Inc.
Series B
6.125%, 8/15/15 (a)	575	600,875
Greektown Holdings LLC
10.75%, 12/01/13 (a)(e)	200	194,500
GSC Holdings Corp.
8.00%, 10/01/12 (a)	1,200	1,249,500
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14 (a)	450	461,250
Harrah’s Operating Co., Inc
5.625%, 6/01/15 (a)	2,304	1,681,920
5.75%, 10/01/17 (a)	196	132,790
6.50%, 6/01/16 (a)	1,615	1,203,175
HCA, Inc.
6.375%, 1/15/15 (a)	2,210	1,867,450
9.25%, 11/15/16 (a)	1,850	1,942,500
Healthsouth Corp.
10.75%, 6/15/16 (a)	550	574,750
Hertz Corp.
8.875%, 1/01/14 (a)	500	506,875
10.50%, 1/01/16 (a)	550	569,250
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.369%, 11/15/14 (a)(c)	550	561,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)(e)	905	889,162
Host Hotels & Resorts LP
6.875%, 11/01/14 (a)	200	199,000
Host Marriott LP
Series O
6.375%, 3/15/15 (a)	1,500	1,462,500

Huntsman International LLC
7.875%, 11/15/14 (a)		850	901,000
IASIS Healthcare Corp.
8.75%, 6/15/14 (a)		700	700,000
Idearc, Inc.
8.00%, 11/15/16 (a)		1,000	917,500
Iron Mountain, Inc.
6.625%, 1/01/16 (a)		750	709,688
Jefferson Smurfit Corp. US
8.25%, 10/01/12 (a)		400	394,000
JPMorgan Chase
7.00%, 6/28/17 (a)(e)	RUB	168,000	6,322,584
KB Home
7.75%, 2/01/10 (a)	US$	600	555,000
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (a)		700	514,500
Kinder Morgan Finance Co.
5.70%, 1/05/16 (a)		250	226,300
L-3 Communications Corp.
5.875%, 1/15/15 (a)		800	772,000
Lamar Media Corp.
6.625%, 8/15/15 (a)		350	340,375
Lear Corp.
Series B
5.75%, 8/01/14 (a)		365	299,300
8.50%, 12/01/13 (a)		600	558,000
8.75%, 12/01/16 (a)		1,505	1,369,550
Level 3 Financing, Inc.
8.75%, 2/15/17 (a)		1,350	1,157,625
9.25%, 11/01/14 (a)		540	488,700
Levi Strauss & Co.
8.875%, 4/01/16 (a)		1,000	967,500
Liberty Media Corp.
5.70%, 5/15/13 (a)		350	324,244
8.25%, 2/01/30 (a)		350	335,874
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(e)		600	611,050
7.80%, 3/15/37 (a)(e)		495	437,283
Limited Brands, Inc.
5.25%, 11/01/14 (a)		873	783,581
LIN Television Corp.
6.50%, 5/15/13 (a)		580	545,925
MGM Mirage
6.625%, 7/15/15 (a)		4,900	4,593,750
7.625%, 1/15/17 (a)		2,500	2,468,750
Mirant Americas Generation LLC
8.50%, 10/01/21 (a)		1,570	1,440,475
Mohegan Tribal Gaming Auth
7.125%, 8/15/14 (a)		600	580,500
The Mosaic Co.
7.875%, 12/01/16 (a)(e)(f)		1,435	1,549,800

NewMarket Corp.
7.125%, 12/15/16 (a)	570	564,300
NewPage Corp.
10.00%, 5/01/12 (a)	550	552,750
NRG Energy, Inc.
7.375%, 2/01/16—1/15/17 (a)	2,690	2,622,750
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14 (a)	2,835	2,820,825
PanAmSat Corp.
9.00%, 8/15/14 (a)	700	703,500
Peabody Energy Corp.
Series B
6.875%, 3/15/13 (a)	1,500	1,507,500
Penn National Gaming, Inc.
6.875%, 12/01/11 (a)	800	808,000
PetroHawk Energy Corp.
9.125%, 7/15/13 (a)	500	526,250
Plains Exploration & Production Co.
7.75%, 6/15/15 (a)	1,090	1,090,000
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)(e)	300	300,000
Pride International, Inc.
7.375%, 7/15/14 (a)	655	673,013
PSEG Energy Holdings LLC
8.50%, 6/15/11 (a)	400	416,845
Quality Distribution LLC
9.00%, 11/15/10 (a)	900	765,000
Qwest Capital Funding, Inc.
7.25%, 2/15/11 (a)	1,900	1,871,500
Qwest Corp.
6.875%, 9/15/33 (a)	1,000	922,500
Rainbow National Services LLC
8.75%, 9/01/12 (a)(e)	500	514,375
10.375%, 9/01/14 (a)(e)	335	363,056
Range Resources Corp.
7.50%, 5/15/16 (a)	500	510,000
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14 (a)	600	594,000
11.75%, 8/01/16 (a)	350	342,125
Realogy Corp.
10.50%, 4/15/14 (a)(e)	600	448,500
Regency Energy Partners
8.375%, 12/15/13 (a)	533	548,990
Reliant Energy, Inc.
7.625%, 6/15/14 (a)	690	683,100
7.875%, 6/15/17 (a)	855	846,450
Residential Capital LLC
7.875%, 6/30/10 (a)	1,475	944,000
8.00%, 4/17/13 (a)	545	335,175
8.375%, 6/30/15 (a)	1,280	774,400

AllianceBernstein Global High Income Fund

Reynolds American, Inc.
7.25%, 6/01/13 (a)	1,350	1,427,941
7.625%, 6/01/16 (a)	1,300	1,381,895
RH Donnelley Corp.
Series A-1
6.875%, 1/15/13 (a)	500	447,500
Series A-3
8.875%, 1/15/16 (a)	2,165	2,024,275
Rite Aid Corp.
6.875%, 8/15/13 (a)	600	436,500
9.25%, 6/01/13 (a)	500	438,750
9.375%, 12/15/15 (a)	1,095	908,850
9.50%, 6/15/17 (a)(e)	436	360,790
Sbarro, Inc.
10.375%, 2/01/15 (a)	200	176,000
Select Medical Corp.
7.625%, 2/01/15 (a)	600	513,000
Serena Software, Inc.
10.375%, 3/15/16 (a)	200	197,000
Service Corp. International
6.75%, 4/01/16 (a)	1,185	1,140,563
Sierra Pacific Resources
8.625%, 3/15/14 (a)	600	641,119
Sirius Satellite Radio, Inc.
9.625%, 8/01/13 (a)	400	378,000
Six Flags, Inc.
9.75%, 4/15/13 (a)	700	525,000
SLM Corp.
4.50%, 7/26/10 (a)	465	426,497
5.125%, 8/27/12 (a)	465	415,913
Spectrum Brands, Inc.
7.375%, 2/01/15 (a)	645	477,300
Sprint Capital Corp.
6.875%, 11/15/28 (a)	2,000	1,896,726
Stater Brothers Holdings
8.125%, 6/15/12 (a)	300	296,250
Station Casinos, Inc.
6.625%, 3/15/18 (a)	4,015	2,750,275
Sungard Data Systems, Inc.
9.125%, 8/15/13 (a)	1,300	1,322,750
Tenet Healthcare Corp.
7.375%, 2/01/13 (a)	1,100	962,500
Tenneco, Inc.
8.625%, 11/15/14 (a)	300	294,750
Terex Corp.
8.00%, 11/15/17 (a)	715	723,938

Terrestar Networks, Inc.
15.00%, 2/15/14 (a)(e)(g)	1,204	1,270,712
Tesoro Corp.
6.50%, 6/01/17 (a)	1,380	1,366,200
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (a)(e)	2,000	1,980,000
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14 (a)	500	511,250
Trinity Industries, Inc.
6.50%, 3/15/14 (a)	1,250	1,228,125
Trump Entertainment Resorts, Inc.
8.50%, 6/01/15 (a)	200	152,250
TRW Automotive, Inc.
7.25%, 3/15/17 (a)(e)	2,300	2,064,250
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)(e)	600	606,000
TXU Corp.
Series P
5.55%, 11/15/14 (a)	2,050	1,636,275
Series Q
6.50%, 11/15/24 (a)	2,050	1,495,291
Unisys Corp.
8.00%, 10/15/12 (a)	300	262,500
United Rentals North America, Inc.
6.50%, 2/15/12 (a)	1,500	1,361,250
Universal City Florida Holding Co.
8.375%, 5/01/10 (a)	400	402,000
Univision Communications, Inc.
7.85%, 7/15/11 (a)	1,000	996,250
Vanguard Health Holding Co.
11.25%, 10/01/15 (a)(h)	500	370,000
Ventas Realty LP CAP CRP
6.75%, 4/01/17 (a)	1,750	1,732,500
Viant Holdings, Inc.
10.125%, 7/15/17 (a)(e)	383	350,445
Visant Corp.
7.625%, 10/01/12 (a)	500	502,500
Visteon Corp.
7.00%, 3/10/14 (a)	550	412,500
8.25%, 8/01/10 (a)	250	221,250
West Corp.
9.50%, 10/15/14 (a)	250	245,000
William Lyon Homes, Inc.
10.75%, 4/01/13 (a)	500	300,000
Williams Cos, Inc.
7.625%, 7/15/19 (a)	2,805	3,039,919
Windstream Corp.
8.125%, 8/01/13 (a)	450	465,750
8.625%, 8/01/16 (a)	450	472,500

WMG Holdings Corp.
9.50%, 12/15/14 (a)(h)		1,700	1,088,000
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14 (a)		1,500	1,473,750
XM Satellite Radio, Inc.
9.75%, 5/01/14 (a)		395	382,163

			208,733,389

Total Corporates (cost $367,320,418)			351,712,358

SUPRANATIONALS - 2.4%
Snat - 1.1%
Inter-American Development Bank
Series INTL
13.00%, 6/20/08 (a)	ISK	717,000	11,361,121

Supranational - 1.3%
International Bank for Reconstruction & Development
Series GMTN
9.75%, 8/02/10 (a)	ZAR	36,530	5,228,392
International Finance Corp.
11.00%, 7/01/09 (a)		63,170	9,256,879

			14,485,271

Total Supranationals (cost $26,060,721)			25,846,392

INFLATION-LINKED SECURITIES - 0.5%
Uruguay - 0.5%
Uruguay Government International Bond
3.70%, 6/26/37 (a)	UYU	76,091	3,237,722
4.25%, 4/05/27 (a)		49,321	2,306,252

Total Inflation-Linked Securities (cost $5,147,479)			5,543,974

AGENCY DEBENTURES - 0.4%
United States - 0.4%
Pemex Project Funding Master Trust
5.75%, 3/01/18 (a)(e) (cost $4,000,830)	US$	4,028	4,017,930

	Shares
NON-CONVERTIBLE—PREFERRED STOCKS - 0.3%
Federal Home Loan Mortgage Corp.
8.375% (a)		47,000	1,229,050
Federal National Mortgage Association
8.25% (a)		70,450	1,814,087

Total Non-Convertible—Preferred Stocks (cost $2,936,250)			3,043,137

WARRANTS - 0.2%
Central Bank of Nigeria, expiring 11/15/20 (a)(i)		10,750	2,472,500

Republic of Venezuela, expiring 4/15/20 (a)(i)		45,599	0

Total Warrants (cost $0)			2,472,500

	Principal Amount (000)
U.S. TREASURIES - 0.1%
U.S. Treasury Note - 0.1%
4.50%, 5/15/17 (a) (cost $1,505,383)	US$	1,500	1,554,726

REGIONALS - 0.1%
Colombia - 0.1%
Bogota Distrio Capital
9.75%, 7/26/28 (a)(e) (cost $1,345,311)	COP	2,871,000	1,349,929

SHORT-TERM INVESTMENTS - 0.6%
Time Deposit - 0.6%
The Bank of New York
3.25%, 1/02/08	US$	516	516,000
Societe Generale
3.45%, 1/02/08		5,600	5,600,000

Total Short-Term Investments (cost $6,116,000)			6,116,000

Total Investments—109.9% (cost $1,145,407,416)			1,192,614,283
Other assets less liabilities—(9.9)%			(107,186,303)

Net Assets—100.0%			$1,085,427,980

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Citigroup Global Markets, Inc. (Federal Republic of Brazil 12.25% 3/6/30)	$21,380	3.09%	8/20/10	$1,559,634
Citigroup Global Markets, Inc. (Republic of Philippines 10.625% 3/16/25)	4,590	4.95	3/20/09	225,079
JPMorgan Chase (OAO Gazprom 10.50% 10/21/09)	12,210	1.04	10/20/10	(120,607)
Lehman Brothers (Republic of Venzuela 9.25% 9/15/27)	11,430	0.69	4/20/08	(17,818)
Lehman Brothers (TRS 2% Issuer Cap Constrained HY Index 7/1/08)	25,000	4.42	7/01/08	(174)
Morgan Stanley (Federal Republic of Brazil 10.125% 5/15/27)	8,000	17.75	2/13/08	723,861

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
South African Rand settling 1/07/08	39,430	$5,809,565	$5,761,774	$(47,791)
South African Rand settling 1/08/08	6,700	976,774	979,060	2,286
Sale Contracts:
Mexican Nuevo Peso settling 2/14/08	235,547	21,474,863	21,514,997	(40,133)
South African Rand settling 1/07/08	90,919	13,079,183	13,285,798	(206,615)
South African Rand settling 1/07/08	7,155	1,056,920	1,045,484	11,436
South African Rand settling 1/07/08	33,470	5,063,539	4,890,970	172,569

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
JPMorgan Chase	4.25%	12/31/08	$14,632,382
JPMorgan Chase	4.35	12/31/08	19,238,515
JPMorgan Chase	4.35	12/31/08	18,120,591
UBS AG	4.25	12/31/08	52,342,041

			$104,333,529

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $1,081,209,741.
(b)	Variable rate coupon, rate shown as of December 31, 2007.
(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2007.
(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $105,288,542.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate market value of these securities amounted to $282,065,944 or 26.0% of net assets.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2007.
(g)	Pay-In-Kind Payments (PIK).
(h)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(i)	Non-income producing security.

Currency Abbreviations:

ARS	-	Argentine Peso
BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	Euro Dollar
HUF	-	Hungarian Forint
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
RUB	-	Russia Ruble
TRY	-	New Turkish Lira
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

STP	-	Structured Product

Country Breakdown *

December 31, 2007 (unaudited)

Summary

18.2%	United States
14.4%	Brazil
8.0%	Philippines
7.7%	Russia
5.2%	Venezuela
4.8%	Peru
4.7%	Panama
3.8%	Turkey
3.8%	Mexico
3.5%	Argentina
3.2%	Indonesia
3.0%	Colombia
1.6%	South Africa
17.6%	Other
0.5%	Short-Term Investments

100.0%	Total Investments

*	All data are as of December 31, 2007. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. 'Other' country weightings represents 1.6% or less in the following countries: Australia, Belgium, Bermuda, Bulgaria, Canada, Cayman Islands, Costa Rica, Dominican Republic, Ecuador, El Salvador, France, Hong Kong, Hungary, Ireland, Jamaica, Kazakhstan, Lebanon, Luxembourg, Malaysia, Netherlands, Nigeria, Pakistan, Singapore, Snat, South Korea, Supranational, Ukraine, United Kingdom, Uruguay.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	February 22, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 22, 2008

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